GOODWILL (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents changes in goodwill by reportable segment:

(In thousands)	Obagi Medical	Milk Makeup	Total Goodwill
Balance as of December 31, 2024	$194,517	$135,072	$329,589
Impairment loss	(132,058)	(19,960)	$(152,018)
Balance as of June 30, 2025	$62,459	$115,112	$177,571